Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	NORTH CAROLINA CAPITAL MANAGEMENT TRUST
Prospectus Date	rr_ProspectusDate	Aug. 29, 2016
06.30 North Carolina Capital Management Trust Combo PRO-01 | Government Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary Fund: Cash Portfolio (to be renamed Government Portfolio)
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks to obtain as high a level of current income as is consistent with the preservation of capital and liquidity and to maintain a constant net asset value of $1.00 per share.
Expense [Heading]	rr_ExpenseHeading	Fee Table
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees
(fees paid directly from your investment)	rr_ShareholderFeeOther	none
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Sell All Shares
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
  Investing in those money market instruments that are authorized for investment by units of local government as specified in North Carolina General Statute 159-30, as amended (the Statute) and 20 North Carolina Administrative Code 3.0703, as amended (the Code).
  Investing in U.S. dollar-denominated money market securities of domestic issuers rated in the highest category by a nationally recognized rating service, U.S. Government securities, and repurchase agreements.
  Investing in compliance with industry-standard regulatory requirements for money market funds for the quality, maturity, liquidity, and diversification of investments.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
  Interest Rate Changes. Interest rate increases can cause the price of a money market security to decrease.
  Foreign Exposure. Entities located in foreign countries can be affected by adverse political, regulatory, market, or economic developments in those countries.
  Financial Services Concentration. Changes in government regulation and interest rates and economic downturns can have a significant negative effect on issuers in the financial services sector, including the price of their securities or their ability to meet their payment obligations.
  Issuer-Specific Changes. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a money market security to decrease.

You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Fidelity Investments and its affiliates, the fund’s sponsor, have no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the fund.
Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund	Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Fidelity Investments and its affiliates, the fund’s sponsor, have no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year. Past performance is not an indication of future performance.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information illustrates the changes in the performance of the fund's shares from year to year.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance is not an indication of future performance.
Bar Chart [Heading]	rr_BarChartHeading	Year-by-Year Returns Calendar Years
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	1.32%	September 30, 2007
Lowest Quarter Return	0.00%	March 31, 2014
Year-to-Date Return	0.17%	June 30, 2016

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Returns
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	For the periods ended December 31, 2015
06.30 North Carolina Capital Management Trust Combo PRO-01 | Government Portfolio | Government Portfolio (NCCMT)-Default
Risk/Return:	rr_RiskReturnAbstract
Management fee (net rate retained by Fidelity Management & Research Company (FMR) after payment of 12b-1 fees to the distributor)	rr_ManagementFeesOverAssets	0.16%
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.07%
Other expenses	rr_OtherExpensesOverAssets	0.01%
Total annual operating expenses	rr_ExpensesOverAssets	0.24%
1 year	rr_ExpenseExampleYear01	$ 25
3 years	rr_ExpenseExampleYear03	77
5 years	rr_ExpenseExampleYear05	135
10 years	rr_ExpenseExampleYear10	$ 306
2006	rr_AnnualReturn2006	4.95%
2007	rr_AnnualReturn2007	5.25%
2008	rr_AnnualReturn2008	2.95%
2009	rr_AnnualReturn2009	0.60%
2010	rr_AnnualReturn2010	0.13%
2011	rr_AnnualReturn2011	0.07%
2012	rr_AnnualReturn2012	0.06%
2013	rr_AnnualReturn2013	0.02%
2014	rr_AnnualReturn2014	0.01%
2015	rr_AnnualReturn2015	0.06%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-Date Return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2016
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.17%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2007
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.32%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2014
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	none
06.30 North Carolina Capital Management Trust Combo PRO-01 | Government Portfolio | Return Before Taxes | Government Portfolio (NCCMT)-Default
Risk/Return:	rr_RiskReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Government Portfolio
Label	rr_AverageAnnualReturnLabel	Cash Portfolio
Past 1 year	rr_AverageAnnualReturnYear01	0.06%
Past 5 years	rr_AverageAnnualReturnYear05	0.04%
Past 10 years	rr_AverageAnnualReturnYear10	1.39%